Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum rental payments for operating leases
Period Ending December 31,	December 31, 2013
(In thousands)
2014	$1,718
2015	1,714
2016	1,196
2017	1,165
2018	914
Thereafter	4,190
$10,897

Schedule of financial instruments whose contract amounts represented credit risk
	December 31,
	2013	2012
	(In thousands)
Commitments to extend credit:
Loan commitments	$61,633	$39,339
Undisbursed construction loans	44,670	54,705
Unused home equity lines of credit	11,575	10,714
	$117,878	$104,758